Bank Loans (Tables)	6 Months Ended
Sep. 30, 2024
Bank Loans [Abstract]
Schedule of Long-Term and Short-Term Bank Loans

Long-term and short-term bank loans are as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Total bank loans	3,669,815	3,922,098	3,056,736
Less: current portion of bank loans	(598,848)	(1,057,695)	(824,328)
Long-term bank loans	3,070,967	2,864,403	2,232,408

Schedule of Bank Loans Comprised

Bank loans comprised of the following:

Loan	Principal amount		Maturity date	Interest Rate	Repayment method	March 31, 2024	September 30, 2024	September 30, 2024
						S$	S$	US$
				Fixed at 1.68% for first 2 years.
Mortgage loan I	S$	3,270,400	July 31, 2030	Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,364,353	1,272,919	992,064

Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	708,010	689,861	537,653

Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	644,691	600,208	467,780

Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	634,075	615,744	479,888

Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	70,937	68,886	53,687

Term loan II	S$	200,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	17,248	16,253	12,667

Trust receipts	S$	1,000,000	N/A	Prevailing Cost of Funds plus 1.50%	Upon 90 to 120 days	230,501	658,227	512,997
Total bank loans						3,669,815	3,922,098	3,056,736

Schedule of Maturity Dates Company’s Outstanding Bank Loans

The maturity dates for the Company’s outstanding bank loans as of September 30, 2024 are as follows:

	SGD	USD
2025	1,136,281	885,572
2026	483,483	376,809
2027	483,483	376,809
2028	483,483	376,809
2029	483,483	376,809
Thereafter	1,409,050	1,098,162
Total bank loans	4,479,263	3,490,970
Less: Imputed interest	(557,165)	(434,234)
Present value of bank loans	3,922,098	3,056,736